Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Treasury shares	Total
Balance at Dec. 31, 2020	$ 54	$ 27,202	$ (522)	$ (2,472)	$ (1,143)	$ 23,119
Balance (in Shares) at Dec. 31, 2020	19,986,000
Comprehensive income			(314)	5,947		5,633
Dividend paid (Note 6c)				(5,197)		(5,197)
Employees share-based compensation expenses		171				171
Exercise of options issued to employees from treasury shares		(49)			49
Exercise of options issued to employees from treasury shares (in Shares)	71,000
Balance at Dec. 31, 2021	$ 54	27,324	(836)	(1,722)	(1,094)	23,726
Balance (in Shares) at Dec. 31, 2021	20,057,000
Comprehensive income			(237)	5,287		5,050
Dividend paid (Note 6c)				(5,227)		(5,227)
Employees share-based compensation expenses		258				258
Exercise of options issued to employees from treasury shares		(36)			36
Exercise of options issued to employees from treasury shares (in Shares)	67,000
Balance at Dec. 31, 2022	$ 54	27,546	(1,073)	(1,662)	(1,058)	$ 23,807
Balance (in Shares) at Dec. 31, 2022	20,124,000					20,124,326
Comprehensive income			72	5,167		$ 5,239
Dividend paid (Note 6c)				(4,839)		(4,839)
Employees share-based compensation expenses		281				281
Exercise of options issued to employees from treasury shares		(51)			51
Exercise of options issued to employees from treasury shares (in Shares)	61,000
Balance at Dec. 31, 2023	$ 54	$ 27,776	$ (1,001)	$ (1,334)	$ (1,007)	$ 24,488
Balance (in Shares) at Dec. 31, 2023	20,185,000					20,184,826